Operating Segment Information and Concentrations of Risk - Summary of Geographical Information 2 (Detail) $ in Millions, $ in Millions	1 Months Ended		12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 AUD ($)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 USD ($)
Segment Reporting Information [Line Items]
Research and development costs			$ 32.8	$ 37.9	$ 33.3
Selling, general and administrative expenses			415.8	403.6	311.3
Asbestos adjustments	$ (43.6)	$ (56.8)	(58.2)	(22.0)	(156.4)
AICF SG&A expenses			1.7	(1.5)	(1.9)
Net interest (income) expense			(54.4)	(50.1)	(29.5)
Impairment of Property, Plant & Equipment			64.5	9.1	0.7
Right-of-use assets			11.2
Intangible assets			1.4
Inventories			2.9
Goodwill			0.2	4.6
Asset Retirement Obligations			5.8
Other			1.2
Asset impairments			84.4	15.9	0.0
Cost of Sales
Segment Reporting Information [Line Items]
Other			2.8	0.4	0.7
Property, Plant and Equipment
Segment Reporting Information [Line Items]
Impairment of Property, Plant & Equipment			61.7
Disposed of by Sale | Fontana Building | Buildings
Segment Reporting Information [Line Items]
Gain from disposition			0.0	0.0	3.4
General Corporate
Segment Reporting Information [Line Items]
Asbestos adjustments			58.2	(22.0)	(156.4)
Assets held for sale			0.4
Value of Asbestos-related assets			443.9	486.8
Right-of-use assets			0.0
Intangible assets			1.4
Inventories			0.0
Goodwill			0.0
Asset Retirement Obligations			0.0
Other			0.0
Asset impairments			1.4
General Corporate | Property, Plant and Equipment
Segment Reporting Information [Line Items]
Impairment of Property, Plant & Equipment			0.0
North America Fiber Cement
Segment Reporting Information [Line Items]
Research and development costs			5.3	6.5	6.1
Impairment of Property, Plant & Equipment			44.0	3.0	0.7
Right-of-use assets			0.0
Intangible assets			0.0
Inventories			0.0
Goodwill			0.0
Asset Retirement Obligations			0.0
Other			0.0
Asset impairments			41.2	2.6
North America Fiber Cement | Cost of Sales
Segment Reporting Information [Line Items]
Other			2.8
North America Fiber Cement | Property, Plant and Equipment
Segment Reporting Information [Line Items]
Impairment of Property, Plant & Equipment			41.2
Asia Pacific Fiber Cement
Segment Reporting Information [Line Items]
Research and development costs			1.8	2.1	1.8
Impairment of Property, Plant & Equipment			15.0	0.0	0.0
Right-of-use assets			11.2
Intangible assets			0.0
Inventories			2.9
Goodwill			0.2
Asset Retirement Obligations			5.8
Other			1.2
Asset impairments			36.3
Asia Pacific Fiber Cement | Other liabilities - non-current
Segment Reporting Information [Line Items]
Asset Retirement Obligation			8.0
Asia Pacific Fiber Cement | Property, Plant and Equipment
Segment Reporting Information [Line Items]
Impairment of Property, Plant & Equipment			15.0
Europe Building Products
Segment Reporting Information [Line Items]
Research and development costs			1.7	2.6	0.0
Impairment of Property, Plant & Equipment			5.5	0.0	0.0
Right-of-use assets			0.0
Intangible assets			0.0
Inventories			0.0
Goodwill			0.0	0.0
Asset Retirement Obligations			0.0
Other			0.0
Asset impairments			5.5
Europe Building Products | Property, Plant and Equipment
Segment Reporting Information [Line Items]
Impairment of Property, Plant & Equipment			5.5
Research and Development
Segment Reporting Information [Line Items]
Research and development costs			24.0	26.7	25.4
Selling, general and administrative expenses			3.0	2.3	2.4
AICF Funding
Segment Reporting Information [Line Items]
Net interest (income) expense			1.4	2.0	1.9
Asia Pacific
Segment Reporting Information [Line Items]
New Zealand weathertightness claims (expense)/ benefit			1.9	3.3	0.0
Goodwill			0.2	0.0
Other Businesses
Segment Reporting Information [Line Items]
Impairment of Property, Plant & Equipment			0.0	6.1	0.0
Goodwill			0.0	4.6
Asset impairments				6.1
Other Businesses | Operating Segments
Segment Reporting Information [Line Items]
Assets held for sale			5.8
Assets disposed of			5.4
Fermacell
Segment Reporting Information [Line Items]
Acquisition costs			0.0	0.0	$ 10.0
Transaction and integration related costs			$ 13.7	21.8
Inventory fair value adjustment				7.3
Goodwill | North America Fiber Cement
Segment Reporting Information [Line Items]
Asset impairments				0.0
Goodwill | Other Businesses
Segment Reporting Information [Line Items]
Asset impairments				4.6
Property, Plant and Equipment | North America Fiber Cement
Segment Reporting Information [Line Items]
Asset impairments				2.6
Property, Plant and Equipment | Other Businesses
Segment Reporting Information [Line Items]
Asset impairments				6.1
Finite-Lived Intangible Assets | North America Fiber Cement
Segment Reporting Information [Line Items]
Asset impairments				0.4
Finite-Lived Intangible Assets | Other Businesses
Segment Reporting Information [Line Items]
Asset impairments				$ 2.2